INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current liabilities
Borrowings	$ 90,063,228	$ 119,728,126
Corporate bonds	23,353,076	25,265,276
Non-current liabilities
Borrowings	34,155,963	38,198,026
Corporate Bonds	23,529,711	25,926,536
Amortized cost
Current liabilities
Corporate bonds	23,353,076	25,265,276
Non-current liabilities
Corporate Bonds	23,529,711	25,926,536
Fair value
Current liabilities
Corporate bonds	21,794,794	22,529,823
Non-current liabilities
Corporate Bonds	18,018,086	18,732,545
Bank borrowings
Current liabilities
Borrowings	66,710,152	93,752,214
Non-current liabilities
Borrowings	10,626,252	12,271,490
Bank borrowings | Amortized cost
Current liabilities
Borrowings	66,710,152	93,752,214
Non-current liabilities
Borrowings	10,626,252	12,271,490
Bank borrowings | Fair value
Current liabilities
Borrowings	59,665,995	83,183,234
Non-current liabilities
Borrowings	$ 7,820,114	$ 9,402,501